Noncontrolling interest	12 Months Ended
Dec. 25, 2021
European Wax Center, Inc. and Subsidiaries
Noncontrolling interest

14. Noncontrolling interest

In connection with the Reorganization Transactions, we became the sole managing member of EWC Ventures and, as a result of this control, and because we have a substantial financial interest in EWC Ventures, we consolidate the financial results of EWC Ventures. We report noncontrolling interests representing the economic interests in EWC Ventures held by the other members of EWC Ventures. Income or loss is attributed to the noncontrolling interests based on their contractual distribution rights, and the relative percentages of EWC Ventures Units by us and the other holders of EWC Ventures Units during the period.

The EWC Ventures LLC Agreement permits the members of EWC Ventures to exchange EWC Ventures Units, together with related shares of our Class B common stock, for shares of our Class A common stock on a one-for-one basis or, at the election of the Company, for cash at the current fair value on the date of the exchange. Changes in the Company’s ownership interest in EWC Ventures while retaining control of EWC Ventures will be accounted for as equity transactions. As such, future redemptions or direct exchanges of EWC Ventures Units by the other members will result in a change in ownership and reduce the amount recorded as noncontrolling interest and increase additional paid-in capital. Additionally, certain members of EWC Ventures hold unvested EWC Ventures Units that are subject to service, performance, and/or market conditions (See Note 9-Equity Based Compensation). The vesting of EWC

Ventures units will result in a change in ownership and increase the amount recorded as noncontrolling interest and decrease additional paid-in capital.

The following table summarizes the ownership of EWC Ventures as of September 25, 2021:

	September 25, 2021
		Ownership
	Units Owned	Percentage
European Wax Center, Inc.	31,370,186	50.8%
Noncontrolling Interest	30,333,993	49.2%
Total	61,704,179	100.0%